Janus Henderson Global Real Estate Fund Average Annual Total Returns - Class A C S I N T Shares [Member]		12 Months Ended	24 Months Ended	60 Months Ended	120 Months Ended	229 Months Ended
		Dec. 31, 2025	Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%		12.15%	12.17%	8.02%
FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.04%		3.09%	4.03%
FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.96%		2.12%	3.10%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.91%		0.08%	4.50%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.41%		0.50%	4.31%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.04%		1.11%	4.93%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.21%		0.49%	4.10%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.78%		0.89%	3.81%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.45%		1.53%	5.39%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.62%	3.90%	1.64%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.39%		1.41%	5.24%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[4]	Since the inception of Class N Shares on January 26, 2018.